Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
Income Taxes [Line Items]
Schedule of Tax Provisions Attributable to Loss Before Income Taxes	The reconciliation of the federal statutory income tax rate to the Company’s provision for income taxes for the year ended September 30, 2025 in accordance with the guidance in ASU No. 2023-09 is as follows:
	Year ended
	September 30,
	2025	Percent	2024	Percent
US federal statutory tax rate	$(6,379,165)	21.00%	$(2,703,837)	21.00%
State and local income taxes, net of federal income tax effect	1,424	0.00%	1,007	-0.01%
Foreign tax effects	(2,755)	0.01%	(2,158)	0.02%
Tax credits	(196,546)	0.65%	(335,690)	2.61%
Changes in valuation allowance	1,214,197	-4.00%	1,989,778	-15.45%
Non taxable or nondeductible items	319,045	-1.05%	121,172	-0.94%
Change in fair value of derivative liability	3,995,554	-13.15%	301,664	-2.34%
Disallowed interest expense on convertible debt	997,775	-3.28%	571,823	-4.44%
Changes in unrecognized tax benefits	58,964	-0.19%	59,892	-0.47%
Total tax expense	$8,493	-0.03%	$3,651	-0.03%

Schedule of Net Deferred Tax Assets

Deferred income tax assets or (liabilities) are the result of temporary differences between the Company’s financial statements and taxable amounts and are comprised of the following amounts as of September 30, 2025 and 2024:

	2025	2024
Deferred tax assets (liabilities):
Net operating loss carryforwards	$20,147,678	$17,328,202
Credits carryforwards	3,312,684	3,098,155
Accruals and reserves	-	6,945
Lease liability, net	486	4,230
Property and equipment	554,159	2,165,161
Share-based compensation	40,751	130,075
Total net deferred tax assets	24,055,758	22,732,768
Less: valuation allowance	(24,055,758)	(22,732,768)
Net deferred tax asset	$-	$-

Schedule of Penalties Related to Income Tax Matters in Income Tax Expense

The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense.

	September 30,
	2025	2024
Unrecognized tax benefits, beginning of period	$1,480,590	$1,375,779
Tax positions taken in prior periods:
Gross increases	100,707	104,811
Gross decreases	-	-

Tax positions taken in current period:
Gross increases	-	-
Settlements	-	-
Lapse of statute of limitations	-	-
Unrecognized tax benefits, end of period	$1,581,297	$1,480,590

Los Altos Ventures Corp. [Member]
Income Taxes [Line Items]
Schedule of Tax Provisions Attributable to Loss Before Income Taxes

The tax provision at the statutory federal income tax rate on March 31, 2026 and December 31, 2025, and the tax provisions attributable to loss before income taxes are as follows:

	March 31,		December 31,
	2026		2025

Statutory federal income taxes	$(8,400)	21.0%	$(7,000)	21.0%
Valuation allowance	$8,400	(21.0)%	$7,000	(21.0)%
Effective income tax rate, net	$-	-	$-	-

The difference between the tax provision at the statutory federal income tax rate on December 31, 2025, and the tax provisions attributable to loss before income taxes is as follows:

	2025
Statutory federal income taxes	$(7,000)	21.0%
Valuation allowance	$7,000	(21.0)%
Effective income tax rate, net	$-	-